Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation
14.	SHARE-BASED COMPENSATION

Pursuant to ASC 718, the Company recognized share-based compensation over the requisite service periods for any share option and restricted share granted based on the fair values of share option and restricted share on the dates of grant. The fair value of restricted shares and ordinary shares are equal to the market value of the Company's common stock on the date of grant.

Share-based compensation expense recognized in 2009, 2010 and 2011 was $8,955, $4,063 and $2,421, respectively. No income tax benefit was recognized in the statements of operations and comprehensive loss for share-based compensation arrangements for the years ended December 31, 2009, 2010 and 2011, respectively, as no tax deduction was claimed.

The Company has three share option plans to honor the contributions of employees and non-employee consultants. The first plan is a discretionary share option plan adopted in March 2004 concurrent with the reorganization of the Company (the "Discretionary Plan"). The second share option plan was adopted in March 2004 (the "2004 Plan"). In November 2005, the third plan, the 2005 Share Incentive Plan (the "2005 Plan") was adopted to replace the 2004 Plan. The three share option plans have contractual life of 10 years from the date of grant.

Discretionary Plan:

Concurrent with the reorganization of the Company, the Company's shareholders approved the grant of share options to certain employees and non employees to honor the Company's promises to issue share options upon the formalization of the share capital and option structures of the Company.

A majority of the options granted under the Discretionary Plan have a vesting period of five years. Under the vesting schedule, 20% of the share options will vest one year after the grant date, and 10% of the share options shall vest semi-annually over the subsequent four years.

The Company recognized compensation expense of approximately $6, nil and nil for the years ended December 31, 2009, 2010 and 2011 respectively, in connection with the Discretionary Plan.

The share options issued under the Discretionary Plan were fully vested in 2009.

2004 Plan:

The 2004 Plan provides for the granting of share options to employees and non-employee consultants of the Company. The Company has reserved 12,541,080 ordinary shares for grant under the 2004 Plan.

A majority of the options granted under the 2004 Plan have a vesting period of five years. Under the vesting schedule, 20% of the share options will vest one year after the grant date, and 10% of the share options shall vest semi-annually over the next four years, or 1/60 of the shares options shall vest monthly over the subsequent four years.

The 2004 Plan was terminated in November 2005, and the remaining options available for grant were transferred to the 2005 Plan.

Employee options:

Under the 2004 Plan, the Company granted total of 10,006,600 share options to employees with an exercise price range of between $1.60 and $3.00.

The Company recognized compensation expenses of approximately $87, $68 and nil for the years ended December 31, 2009, 2010 and 2011.

Non-employee options:

Under the 2004 Plan, for the service of non-employee consultants, the Company granted a total of 664,800 share options to non-employees with an exercise price range of between $1.60 and $2.50.

The Company recorded consultancy fee expense with respect to research and development activities of approximately $15, $1 and nil for the years ended December 31, 2009, 2010 and 2011, respectively.

2005 Plan:

The 2005 Plan provides for the granting of share options and restricted shares to employees and non-employee consultants of the Company. The 3,065,505 share options which were not issued under the 2004 Plan were transferred to the 2005 Plan. Subsequently, another 10,000,000 shares were authorized for future grant.

Options granted thereafter are made under the 2005 Plan and no new options were granted under the 2004 Plan. The Company has reserved 13,065,505 ordinary shares for grant and authorized another 18,000,000 shares under the 2005 Plan as of December 31, 2011. The Board of Directors may terminate the 2005 Plan at any time at its discretion.

Employee options:

Options granted under the 2005 Plan have vesting periods of three years or five years. For options with three years vesting period, 1/3 of the share options will vest one year after the grant date and 1/6 shall vest semi-annually over the next two years.

For options with a five years vesting period, 20% of the share options will vest one year after the grant date, and 10% of the share options shall vest semi-annually over the next four years.

Under the 2005 Plan, the Company granted 20,682,152 share options to employees prior to 2011 and 8,496,000 share options during 2011 with an exercise price range of between $0.32 to $0.41.

The Company recognized $3,299, $3,373 and $2,126 in share-based compensation expense for the years ended December 31, 2009, 2010 and 2011, respectively.

Employee restricted shares:

Under the 2005 Plan, the Company granted 3,440,600 restricted shares as of December 31, 2011 to employees with vesting period between one and five years.

The Company recognized $465, $318 and $123 in share-based compensation expense for the years ended December 31, 2009, 2010 and 2011, respectively.

Non-employee options:

Under the 2005 Plan, as of December 31, 2011, for services provided by non-employee consultants, the Company granted 1,134,500 share options to non-employees with an exercise price range of between $1.11 and $4.55, there were no non-employee share options granted in 2011.

The Company recorded consultancy fee expense with respect to research and development activities of approximately $24, $18 and $4 for the years ended December 31, 2009, 2010 and 2011, respectively.

Non-employee restricted shares:

Under the 2005 Plan, the Company granted 200,000 restricted shares with a vesting period of three years and 30,000 restricted shares with a vesting period of one year to non-employees. The vesting schedule is that 1/36 of the restricted shares will vest each month and 100% vested in one year after the grant date, respectively.

The Company recognized nil for the year ended December 31, 2009, 2010 and 2011, respectively.

Option repricing under 2004 Plan and 2005 Plan:

On March 27, 2008, the Company repriced 10,072,100 outstanding options that it had previously granted to 13 employees in senior management under the 2004 Plan and 2005 Plan with original exercise prices ranging from $1.25 to $4.55 per share. The repriced exercise price, based on the closing price on March 27, 2008, was $0.70 per share. The Company believed that the repriced options would provide better incentives to senior management.

The Company recognized the re-pricing related share-based compensation expense of $341, $285 and $162 for the year ended December 31, 2009, 2010 and 2011, respectively.

Ordinary shares granted:

On June 30, 2009, the Company granted 9,827,404 ordinary shares to certain senior executives at the consideration of par value per share. The ordinary shares are subject to a four year transfer lock up restrictions with the release of 25% on each anniversary of the share grant date.

On July 31, 2009, the Company granted 40,000 ordinary shares at the consideration of par value of $0.0001 per share to one retired board member without any conditions.

In connection with these two grants of ordinary shares, the Company recognized compensation expense of $4,718 for the year ended December 31, 2009.

On July 31, 2011, the Company granted 4,000 ordinary shares at the consideration of par value of $0.0001 per share to one resigned senior executive without any conditions and recognized compensation expense of $2 for the year ended December 31, 2011.

Summary of share options granted to both employees and non-employees as of December 31, 2011 is presented below:

	Number of options	Weighted- average exercise price

Outstanding at December 31, 2010	21,838,523	1.01
Options granted	8,496,000	0.37
Options forfeited	(1,794,086)	1.16

Outstanding at December 31, 2011	28,540,437	0.81

Vested and expected to vest at December 31, 2011	18,082,117	1.01

Total intrinsic value of options exercised for the years ended December 31, 2009, 2010 and 2011 was $137, $250 and nil, respectively.

The aggregate intrinsic value and weighted-average remaining contractual life for share options vested and expected to vest at December 31, 2011 were $494 and 5.76 years, respectively.

The weighted-average grant date fair value of options granted for each of the years ended December 31, 2009, 2010 and 2011 was $0.42, $0.43 and $0.18, respectively.

As of December 31, 2011, total unrecognized share-based compensation expense related to share options was $1,823 under the straight-line method. The unrecognized share-based compensation expense is expected to be recognized over a weighted-average vesting period of 4.2 years. To the extent the actual forfeiture rate is different from the original estimate, actual share based compensation related to these awards may be different from the expectation.

Summary of restricted shares granted to both employees and non-employees as of December 31, 2011 is presented below:

	Number of restricted shares	Weighted average grant date fair value
Non-vested at December 31, 2010	270,500	1.10
Vested	(116,500)	1.39
Forfeited	(48,000)	0.48

Non-vested at December 31, 2011	106,000	1.03

As of December 31, 2011, total unrecognized share-based compensation expense related to restricted shares was $65. The unrecognized share-based compensation expense is expected to be recognized over a weighted-average vesting period of 2.26 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may be different from the expectation.

The total fair value of shares vested during the year ended December 31, 2009, 2010 and 2011 was $5,182, $482 and $66, respectively.

There were no capitalized share-based compensation expenses for the years ended December 31, 2009, 2010 and 2011.

The following table summarizes information with respect to options outstanding as of December 31, 2011:

	Options outstanding				Options exercisable
Range of exercise price	Number of options outstanding	Weighted- Average Remaining Contractual life (years)	Weighted- average exercise price	Intrinsic value as of December 31, 2011	Number of options exercisable	Weighted- average remaining contractual life (years)	Weighted- Average Exercise Price	Intrinsic value as of December 31, 2011

0.01-0.38	9,550,008	8.02	0.32	497,290	2,060,008	2.17	0.14	457,290
0.40-0.63	2,503,700	5.77	0.52	—	1,407,700	2.74	0.59	—
0.68-0.97	11,931,534	4.99	0.73	—	10,212,144	4.40	0.71	—
1.00-1.39	737,770	5.83	1.25	—	609,040	5.56	1.27	—
1.47-1.60	1,123,375	3.16	1.59	—	1,109,525	3.13	1.59	—
1.73-2.10	394,550	3.68	1.93	—	390,300	3.67	1.93	—
2.27-2.59	983,500	4.38	2.50	—	977,600	4.38	2.50	—
2.75-2.82	801,000	4.23	2.80	—	801,000	4.23	2.80	—
3.00-3.37	266,000	4.23	3.13	—	266,000	4.23	3.13	—
4.22-4.55	249,000	4.30	4.44	—	249,000	4.30	4.44	—

	28,540,437	5.95	0.81	497,290	18,082,317	3.95	1.01	457,290

The estimated grant date fair values of each option outstanding for employees and non-employees range from $0 to $3.36 and $0.64 to $4.41, respectively. The Company estimates the grant date fair value of stock options using a Black-Scholes option-pricing model.

Employee grants:

The assumptions below are for options with 5 years vesting period after grant date.

	2009	2010	2011
Risk-free interest rates (%) (1)	3-3.30	1.31-2.35	1.33-1.75
Expected life (2)	6.4 years	5-5.8 years	5.7-5.8 years
Expected dividend yield (%) (3)	—	—	—
Expected volatility (%) (4)	65	51-54	50-51

(1)	The risk-free interest rate is based on the United States Treasury Bill for a term of 5 or 7 years which is approximately consistent with the expected life of the awards.
(2)	For 2009, the Company uses the simplified method to calculate the expected life of share options. From 2010, the Company calculates the expected life of share options based on historical record since the Company has sufficient historical exercise data.
(3)	The Company currently has no history or expectation of paying dividends on its ordinary shares.
(4)	The Company estimated volatility based on the historical volatilities of the Company.

Non-employee grants:

	2009	2010	2011
Risk-free interest rates (%) (1)	1.47-2.95	1.04-2.75	0.79-2.31
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (%) (3)	—	—	—
Expected volatility (%) (4)	65	51-54	50-51

(1)	The risk-free interest rate is based on the United States Treasury Bill for a term of 5 years consistent with the expected life of the awards.
(2)	The Company uses the vesting term of 5 years as the expected life of share options for non-employees.
(3)	The Company currently has no history or expectation of paying dividends on its ordinary shares.
(4)	The Company estimated volatility based on the historical volatilities of the Company.